AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                      AUGUST 8, 2008 REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                        PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 7 |X|

                                      AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 23 |X|

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

      |_|   Immediately upon filing pursuant to paragraph (b) of Rule 485.

      |X|   On August 22, 2008 pursuant to paragraph (b) of Rule 485.

      |_|   60 days after filing pursuant to paragraph (a) of Rule 485.

      |_|   On (date) pursuant to paragraph (a) of Rule 485.

                                Explanatory Note

This Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for Jefferson National Life Insurance Company (the "Company") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 ("1933 Act") solely for the purpose of delaying, until August 22, 2008, the effectiveness of Post-Effective Amendment No. 6 ("PEA No. 6"), which was filed with the Commission on June 11, 2008, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to that filing by means of this filing, Parts A, B and C of PEA No. 6 are incorporated herein by reference.

                               PART A - PROSPECTUS

The Prospectus for Monument Advisor is incorporated herein by reference to Part A of PEA No. 6.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Monument Advisor is incorporated by reference to Part B of PEA No. 6.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 6.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the City of Louisville and Commonwealth of Kentucky on this 7th day of August, 2008.


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:      /s/ Laurence P. Greenberg*
Name:    Laurence P. Greenberg
Title:   CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


      SIGNATURE                            TITLE                          DATE
/s/ David A. Smilow*             Chairman of the Board                   8/7/08
Name: David Smilow

/s/ Tracey Hecht Smilow*         Director                                8/7/08
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*       Director, Chief Executive Officer       8/7/08
Name: Laurence Greenberg           and President

/s/ Timothy D. Rogers*           Chief Financial Officer and             8/7/08
Name: Timothy D. Rogers            Treasurer

/s/ Dean C. Kehler*              Director                                8/7/08
Name: Dean C. Kehler

/s/ Robert Jefferson*            Director                                8/7/08
Name: Robert Jefferson


Name:  Craig A. Hawley*                                                  8/7/08
Attorney in Fact